LONG-TERM DEBT - Components and Additional Disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010
Senior Notes 2013 [Member]
Debt Instrument [Line Items]
Issuance date of Debt	July 2010
Aggregate face amount of debt	$ 250
Issue rate percentage of principal amount		99.82%
Maturity date	Jul. 15, 2013
Fixed interest rate per annum (in hundredths)		2.50%
Interest payment frequency	semi-annually
Date payments commenced	2011-01-15
Semi-annual interest payment dates	January 15th and July 15th
Senior Notes 2015 [Member]
Debt Instrument [Line Items]
Issuance date of Debt	September 2009
Aggregate face amount of debt	500
Issue rate percentage of principal amount		99.69%
Maturity date	Sep. 14, 2015
Fixed interest rate per annum (in hundredths)		5.50%
Interest payment frequency	semi-annually
Date payments commenced	2010-03-14
Semi-annual interest payment dates	March 14th and September 14th
Issuance cost incurred on Senior Notes offered		3
Senior Notes 2017 [Member]
Debt Instrument [Line Items]
Issuance date of Debt	October 2007
Aggregate face amount of debt		600
Issue rate percentage of principal amount		99.60%
Maturity date	Nov. 01, 2017
Fixed interest rate per annum (in hundredths)		6.50%
Interest payment frequency	semi-annually
Date payments commenced	2008-05-01
Semi-annual interest payment dates	May 1st and November 1st
Issuance cost incurred on Senior Notes offered	5
Senior Notes 2020 [Member]
Debt Instrument [Line Items]
Issuance date of Debt	July 2010
Aggregate face amount of debt	500
Issue rate percentage of principal amount		99.54%
Maturity date	Jul. 15, 2020
Fixed interest rate per annum (in hundredths)		5.00%
Interest payment frequency	semi-annually
Date payments commenced	2011-01-15
Semi-annual interest payment dates	January 15th and July 15th
Senior Notes 2013 And 2020 [Member]
Debt Instrument [Line Items]
Issuance cost incurred on Senior Notes offered	$ 5